ACCOUNTS RECEIVABLE FROM/PAYABLE TO RELATED ENTITIES (Tables)	12 Months Ended
Dec. 31, 2024
Related party transactions [abstract]
Schedule of accounts receivable	Accounts receivable

Tax No.	Related party	Relationship	Country of origin	Currency	As of December 31, 2024	As of December 31, 2023
					ThUS$	ThUS$
76.335.600-0	Parque de Chile S.A.	Related director	Chile	CLP	2	2
96.810.370-9	Inversiones Costa Verde S.A.	Related director	Chile	CLP	21	25
76.115.378-1	Costa Verde Portafolio S.A.	Related director	Chile	CLP	2	—
Foreign	Inversora Aeronáutica Argentina S.A.	Related director	Argentina	ARS	—	1
	Total current assets				25	28

Schedule of current accounts payable	Current accounts payable

					Current liabilities
Tax No.	Related party	Relationship	Country of origin	Currency	As of December 31, 2024	As of December 31, 2023
					ThUS$	ThUS$
Foreign	Qatar Airways	Indirect shareholder	Qatar	US$	3,576	2,312
Foreign	Delta Air Lines, Inc.	Shareholder	U.S.A.	US$	9,299	5,132
	Total current liabilities				12,875	7,444